Tax on Profit on Ordinary Activities - Current Tax (Details) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of income tax [Abstract]
Tax on (loss) / profit on ordinary activities	£ (635)	£ (2,381)